Capital Structure (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2020
Class of Warrant or Right [Line Items]
Common stock and preferred stock, shares authorized (in shares)		750,000,000	750,000,000										750,000,000		750,000,000
Common stock, shares authorized (in shares)		600,000,000	600,000,000	600,000,000	600,000,000		600,000,000				600,000,000	600,000,000	600,000,000	600,000,000	600,000,000
Preferred stock, shares authorized (in shares)		150,000,000	150,000,000	150,000,000	150,000,000		150,000,000				150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Proceeds from issuance of common stock	$ 263,100		$ 1,500
Common stock issued (in shares)	22,877,806													5,132,291
Revaluation of warrant liability		$ 950	4,860	$ 37,745	$ (29,157)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (29,157)	$ 8,588	$ (13,448)
Warrant liability		$ 6,384	$ 7,335										$ 7,335
Outstanding warrants
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)		1	1										1
Warrant exercise price per share (in dollars per share)		$ 11.50	$ 11.50										$ 11.50
Warrant period following business combination		30 days											30 days
Private Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		760,915	760,915										760,915
Number of warrants exercised (in shares)			129,085
Public Warrant
Class of Warrant or Right [Line Items]
Redemption price threshold (in usd per share)			$ 122,194										$ 122,194
Warrant redemption price per share (in dollars per share)	$ 0.01